Income Tax (Tables)	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax

The components of the provision for income tax are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015 $	2014 $	2015 $	2014 $
Current	(271)	(415)	(627)	(1,668)
Deferred	(82)	233	(571)	223

Income tax expense	(353)	(182)	(1,198)	(1,445)